INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	6 Months Ended
Jun. 30, 2024
Real Estate [Abstract]
INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF JUN. 30, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate, net of accumulated depreciation		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$137	6%	$394	9%
Industrial	28	1%	446	10%
Land	129	6%	49	1%
Office	349	16%	2,016	44%
Retail	230	11%	689	15%
Apartments	—	—%	520	12%
Student housing	—	—%	94	2%
Single family residential[1]	1,279	59%	—	—%
Other	11	1%	294	7%
Total	$2,163	100%	$4,502	100%
1.Balance is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate, net of accumulated depreciation		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$14	2%	$462	15%
Industrial	65	8%	369	12%
Land	37	4%	15	1%
Office	464	53%	1,402	45%
Retail	218	25%	17	1%
Apartments	60	7%	425	13%
Student housing	—	—%	85	2%
Other	3	1%	335	11%
Total	$861	100%	$3,110	100%
As of June 30, 2024 and December 31, 2023, no real estate investments met the criteria as held-for-sale.